Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Summary of Inventories
	December 31
	2020	2021
	US$ thousands

Raw materials and components	29,362	57,156
Products in process	10,041	11,186
Finished products	8,247	7,411
	47,650	75,753